Summary of Significant Accounting Policies (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) item Customers	Mar. 13, 2018 USD ($)	Dec. 31, 2016 USD ($)
Provision for doubtful accounts | $	$ 20		$ 20
Number of major customers | Customers	2
Percentage of revenue contributed by major customers	34.00%
Number of operating segments | item	1
Number of reporting units | item	1
Subsequent Event [Member]
Total receivables associated with aborted cloud architecture project still outstanding | $		$ 10,000
Maximum [Member]
Estimated useful life	3 years